Financing Obligations (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Financing Obligations (Textual) [Abstract]
Interest at daily one-month LIBOR plus on Equipment note payable	1.40%		1.40%	1.40%
Monthly principal payments for Equipment note	50 plus interest
Interest at daily one-month LIBOR plus on Term note payable					2.00%
Quarterly principal payments for Term note					833 plus interest
Maximum limit of borrowings under line of credit		$ 10,000,000
Percentage of interest rate of borrowings		1.72%
Interest rate of borrowings		LIBOR plus 1.5%
Covenant limiting capital		The revolving line of credit does not contain a covenant limiting capital expenditures but does limit investments in foreign subsidiaries exceeding $10,000,000 and includes certain financial thresholds such as net income and tangible net worth.
Advances outstanding under the revolving line of credit		$ 0
Maximum [Member]
Debt Instrument [Line Items]
Interest rates on capital leases		10.30%
Minimum [Member]
Debt Instrument [Line Items]
Interest rates on capital leases		4.50%